ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - Schedule of accrued expenses - Cepton Technologies, Inc. [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - Schedule of accrued expenses [Line Items]
Accrued expenses and taxes	$ 2,367	$ 1,292	$ 1,192
Accrued unvested option liability	152	151
Deferred revenue	2	44
Deferred rent	130	38	62
Warranty reserve	49	40	31
Total accrued expenses	$ 2,700	$ 1,565	$ 1,285